Derivative instruments and hedging activities (Narrative) (Details) $ in Thousands, € in Millions, ₪ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 ILS (₪)	Jun. 30, 2020 EUR (€)
Derivatives, Fair Value [Line Items]
Notional amount of derivative asset	$ 92,000		$ 92,000
Gain (Loss) on derivative instrument	$ 1,100	$ 40	$ 900	$ 1,200
Other current assets [Member] | Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member] | Conversion To NIS [Member]
Derivatives, Fair Value [Line Items]
Notional amount of derivative asset | ₪					₪ 25.5
Other current assets [Member] | Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member] | Conversion To Euro [Member]
Derivatives, Fair Value [Line Items]
Notional amount of derivative asset | €						€ 30.0